Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Income for the three months ended March 31, 2018 and 2017 (in millions):

	Three Months Ended March 31,
	2018	2017
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$503	$331

Other revenues—affiliate
Terminal Marine Services Agreement	—	1

Operating and maintenance expense—affiliate
Services Agreements	26	18

General and administrative expense—affiliate
Services Agreements	18	22